Note 4 - Significant Accounting Policies - Useful Lives of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2019
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	Term of contract
Contract initiation costs [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	Term of contract
Commodity billing and settlement system [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	5 years
Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	5-8 years
Information technology system development [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	3-5 years
Computer software [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	1 year
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	15 years
Brand names [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Useful life and amortization rate	10 years